Prepaid expense and other current assets	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Prepaid expense and other current assets

Note 5. Prepaid expense and other current assets

Prepaid expense and other current assets consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Deferred transaction costs	$4,688	$—
Other prepaid expenses	1,153	83
Payroll tax receivable	980	980
Prepaid insurance	162	68
Prepaid rent	11	2
Other current assets	4	1
Total prepaid expense and other current assets	$6,998	$1,134